PHOENIX INVESTMENT PARTNERS
                             SEMIANNUAL REPORT

                                                 APRIL 30, 2001



        EUCLID


                                                 Phoenix-Euclid
                                                 Market Neutral Fund





[LOGO]PHOENIX
      INVESTMENT PARTNERS

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

  We are pleased to provide this financial summary for the six months ended April 30, 2001 for the Phoenix-Euclid Market Neutral Fund. If you have any questions, please contact your financial advisor or a Phoenix Mutual Fund Services representative at 1-800-243-1574. To obtain up-to-date price information and more about your fund, or to make purchases and exchanges, view your account history, order duplicate statements, and print customer service forms any time, visit www.phoenixinvestments.com.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
APRIL 30, 2001

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-EUCLID MARKET NEUTRAL FUND

            INVESTMENTS AND SECURITIES SOLD SHORT AT APRIL 30, 2001
                                  (UNAUDITED)

                                              SHARES      VALUE
                                              -------  ------------
COMMON STOCKS--91.4%

AEROSPACE/DEFENSE--0.9%
BE Aerospace, Inc.(b)...................        1,500  $     32,250
Boeing Co. (The)........................        2,400       148,320
Lockheed Martin Corp....................          400        14,064
Orbital Sciences Corp.(b)...............       10,000        43,000
Precision Castparts Corp................        2,300        85,928
                                                       ------------
                                                            323,562
                                                       ------------

AGRICULTURAL PRODUCTS--0.6%
Archer-Daniels-Midland Co...............       17,825       212,296
AIR FREIGHT--0.3%
Cheap Tickets, Inc.(b)..................        4,300        45,150
Hotel Reservations Network, Inc.(b).....          900        28,125
UTI Worldwide, Inc......................        1,200        19,908
                                                       ------------
                                                             93,183
                                                       ------------
AIRLINES--1.0%
AirTran Holdings, Inc.(b)...............       18,600       172,980
Atlantic Coast Airlines Holdings,
Inc.(b).................................        6,500       157,300
Southwest Airlines Co...................          650        11,836
                                                       ------------
                                                            342,116
                                                       ------------

AUTO PARTS & EQUIPMENT--0.8%
Genuine Parts Co........................        9,200       248,400
Modine Manufacturing Co.................          800        22,304
                                                       ------------
                                                            270,704
                                                       ------------

AUTOMOBILES--0.5%
Ford Motor Co...........................        5,800       170,984

BANKS (MAJOR REGIONAL)--1.5%
FleetBoston Financial Corp..............        3,900       149,643
SouthTrust Corp.........................        2,100        99,855
Synovus Financial Corp..................       10,300       296,434
                                                       ------------
                                                            545,932
                                                       ------------

BANKS (REGIONAL)--2.0%
BOK Financial Corp.(b)..................        6,000       143,700
City National Corp......................        4,000       154,600
Colonial BancGroup, Inc. (The)..........        1,100        13,695
Community First Bankshares, Inc.........        1,000        21,010

                                              SHARES      VALUE
                                              -------  ------------
BANKS (REGIONAL)--CONTINUED
Compass Bancshares, Inc.................          600  $     13,884
Hibernia Corp. Class A..................       12,400       202,368
National Commerce Bancorp...............          700        17,437
U.S. Bancorp............................        7,700       163,086
                                                       ------------
                                                            729,780
                                                       ------------

BEVERAGES (ALCOHOLIC)--0.5%
Constellation Brands, Inc.
Class A(b)..............................        2,600       169,650

BIOTECHNOLOGY--0.2%
IDEXX Laboratories, Inc.(b).............        1,300        35,243
Serologicals Corp.(b)...................        2,200        39,094
                                                       ------------
                                                             74,337
                                                       ------------

BROADCASTING (TELEVISION, RADIO & CABLE)--0.6%
Sinclair Broadcasting Group, Inc.
Class A(b)..............................       15,200       124,184
USA Networks, Inc.(b)...................        3,700        92,685
                                                       ------------
                                                            216,869
                                                       ------------

BUILDING MATERIALS--0.2%
Apogee Enterprises, Inc.................        8,000        67,920

CHEMICALS--1.3%
Airgas, Inc.(b).........................       12,500       111,875
Du Pont (E.I.) de Nemours & Co..........        3,900       176,241
Eastman Chemical Co.....................        3,500       186,340
                                                       ------------
                                                            474,456
                                                       ------------

CHEMICALS (DIVERSIFIED)--0.4%
Engelhard Corp..........................        5,700       146,547

CHEMICALS (SPECIALTY)--1.3%
Methanex Corp.(b).......................        5,700        48,678
RPM, Inc................................       16,500       157,410
Terra Industries, Inc.(b)...............        8,100        30,780
USEC, Inc...............................       28,200       234,906
                                                       ------------
                                                            471,774
                                                       ------------

COMMUNICATIONS EQUIPMENT--1.3%
ANTEC Corp.(b)..........................        5,400        44,496
Loral Space & Communications Ltd.(b)....       47,600       112,812
Metromedia Fiber Network, Inc.(b).......       10,300        52,427
Mitel Corp.(b)..........................       10,600        94,764

2                      See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                              SHARES      VALUE
                                              -------  ------------
COMMUNICATIONS EQUIPMENT--CONTINUED
QUALCOMM, Inc.(b).......................          100  $      5,736
Scientific-Atlanta, Inc.................          300        17,319
SpectraLink Corp.(b)....................        5,700        57,798
SymmetriCom, Inc.(b)....................        2,200        31,966
Western Multiplex Corp.(b)..............        4,600        30,866
                                                       ------------
                                                            448,184
                                                       ------------

COMPUTERS (HARDWARE)--0.7%
Computer Network Technology Corp.(b)....        3,500        35,350
Dell Computer Corp.(b)..................        2,100        55,104
Electronics for Imaging, Inc.(b)........        1,200        33,360
Lantronix, Inc.(b)......................        8,100        59,454
Micron Electronics, Inc.(b).............       25,000        47,750
Palm, Inc.(b)...........................          500         4,005
                                                       ------------
                                                            235,023
                                                       ------------

COMPUTERS (NETWORKING)--0.1%
Cisco Systems, Inc.(b)..................        1,500        25,470
Network Appliance, Inc.(b)..............          700        15,925
                                                       ------------
                                                             41,395
                                                       ------------

COMPUTERS (PERIPHERALS)--0.1%
Read-Rite Corp.(b)......................          600         3,324
Storage Technology Corp.(b).............        3,700        47,323
                                                       ------------
                                                             50,647
                                                       ------------
COMPUTERS (SOFTWARE & SERVICES)--3.7%
Activision, Inc.(b).....................        5,000       136,300
America Online Latin America, Inc.(b)...          500         2,565
BSQUARE Corp.(b)........................        3,700        47,730
Carreker Corp.(b).......................        1,300        31,798
Citrix Systems, Inc.(b).................          900        25,560
Compuware Corp.(b)......................        8,300        85,324
eLoyalty Corp.(b).......................        7,900        24,964
EXE Technologies, Inc.(b)...............        1,000         7,260
Infonet Services Corp. Class B(b).......       15,400       109,340
Manhattan Associates, Inc.(b)...........        1,300        43,225
Mentor Graphics Corp.(b)................        6,000       157,860
Mercury Interactive Corp.(b)............          200        13,230
MetaSolv, Inc.(b).......................        4,900        42,973
OPNET Technologies, Inc.(b).............        2,400        41,520
OTG Software, Inc.(b)...................        9,000        51,660
Quest Software, Inc.(b).................          600        22,068
Red Hat, Inc.(b)........................       13,000        66,950
Retek, Inc.(b)..........................        1,000        28,890
SeeBeyond Technology Corp.(b)...........        1,700        25,245
SERENA Software, Inc.(b)................        2,000        38,520
Siebel Systems, Inc.(b).................          400        18,232

                                              SHARES      VALUE
                                              -------  ------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
Structural Dynamics Research Corp.(b)...       10,100  $    166,650
Systems & Computer Technology
Corp.(b)................................        2,600        22,802
Ulticom, Inc.(b)........................        4,900        99,470
WebEx Communications, Inc.(b)...........        2,500        29,900
Yahoo!, Inc.(b).........................          100         2,018
                                                       ------------
                                                          1,342,054
                                                       ------------

CONSUMER FINANCE--0.4%
Countrywide Credit Industries, Inc......        3,300       140,811

CONTAINERS & PACKAGING (PAPER)--0.6%
Bemis Co., Inc..........................        2,800       105,308
Pactiv Corp.(b).........................        7,500       104,850
                                                       ------------
                                                            210,158
                                                       ------------

DISTRIBUTORS (FOOD & HEALTH)--3.2%
AmeriSource Health Corp. Class A(b).....        2,200       118,800
Bergen Brunswig Corp. Class A...........          600        10,980
Cardinal Health, Inc....................        3,192       215,141
Owens & Minor, Inc......................        5,000        97,300
Patterson Dental Co.(b).................        1,300        39,728
Priority Healthcare Corp. Class B(b)....        2,000        69,560
Schein (Henry), Inc.(b).................        2,500        96,050
SUPERVALU, Inc..........................       10,389       142,018
SYSCO Corp..............................       12,900       362,748
                                                       ------------
                                                          1,152,325
                                                       ------------

ELECTRIC COMPANIES--2.8%
ALLETE..................................        3,200        77,984
CMS Energy Corp.........................        5,600       175,280
Duke Energy Corp........................          200         9,352
El Paso Electric Co.(b).................       13,000       183,300
Unisource Energy Corp...................        6,600       153,186
UtiliCorp United, Inc...................        6,750       238,275
Xcel Energy, Inc........................        5,400       168,480
                                                       ------------
                                                          1,005,857
                                                       ------------

ELECTRICAL EQUIPMENT--3.3%
ACT Manufacturing, Inc.(b)..............          200         3,380
American Power Conversion Corp.(b)......        1,200        16,980
BEI Technologies, Inc...................        2,400        60,000
Belden, Inc.............................        7,100       167,631
Checkpoint Systems, Inc.(b).............       15,400       143,990
Cooper Industries, Inc..................        4,800       179,376
Electro Scientific Industries,
Inc.(b).................................        4,700       168,401
Manufacturers' Services Ltd.(b).........        4,900        21,560
PECO II, Inc.(b)........................        1,300        12,987
Pemstar, Inc.(b)........................        7,900        79,000

                       See Notes to Financial Statements                       3

Phoenix-Euclid Market Neutral Fund

                                              SHARES      VALUE
                                              -------  ------------
ELECTRICAL EQUIPMENT--CONTINUED
Rayovac Corp.(b)........................        1,800  $     37,440
Sensormatic Electronics Corp.(b)........        2,800        40,600
SLI, Inc................................        7,200        50,760
Wesco Financial Corp.(b)................        3,400        43,996
Wilson Greatbatch Technologies,
Inc.(b).................................        1,600        39,200
Zomax, Inc.(b)..........................       20,700       121,923
                                                       ------------
                                                          1,187,224
                                                       ------------

ELECTRONICS (COMPONENT DISTRIBUTORS)--0.3%
Grainger (W.W.), Inc....................        1,800        69,804
Pioneer-Standard Electronics, Inc.......        3,700        44,400
                                                       ------------
                                                            114,204
                                                       ------------

ELECTRONICS (INSTRUMENTATION)--0.9%
Bruker Daltonics, Inc.(b)...............        5,900        91,745
Cytyc Corp.(b)..........................        2,400        56,520
Ixia(b).................................          900        15,300
Packard BioScience Co.(b)...............       12,800        88,960
Sunrise Telecom, Inc.(b)................        3,200        27,360
Trimble Navigation Ltd.(b)..............        1,750        28,752
                                                       ------------
                                                            308,637
                                                       ------------
ELECTRONICS (SEMICONDUCTORS)--1.2%
Cree, Inc.(b)...........................        2,800        60,284
Cypress Semiconductor Corp.(b)..........        7,600       171,760
Linear Technology Corp..................        1,000        48,040
Luminent, Inc.(b).......................       10,000        42,600
ON Semiconductor Corp.(b)...............        4,000        23,600
Optical Communication Products,
Inc.(b).................................        3,700        36,186
REMEC, Inc.(b)..........................        5,100        55,896
                                                       ------------
                                                            438,366
                                                       ------------

ENGINEERING & CONSTRUCTION--0.2%
Encompass Services Corp.(b).............       12,000        61,680
Lexent, Inc.(b).........................        4,500        14,310
                                                       ------------
                                                             75,990
                                                       ------------

ENTERTAINMENT--1.8%
Blockbuster, Inc........................        9,200       171,580
Pixar, Inc.(b)..........................        1,800        58,770
Walt Disney Co. (The)...................       14,200       429,550
                                                       ------------
                                                            659,900
                                                       ------------
FINANCIAL (DIVERSIFIED)--0.9%
Freddie Mac.............................        4,100       269,780

                                              SHARES      VALUE
                                              -------  ------------
FINANCIAL (DIVERSIFIED)--CONTINUED
Moody's Corp............................        1,800  $     56,520
                                                       ------------
                                                            326,300
                                                       ------------

FOODS--1.8%
Flowers Foods, Inc.(b)..................        7,360       200,560
General Mills, Inc......................        3,000       118,230
Interstate Bakeries Corp................       10,800       151,524
Ralston Purina Group....................          700        21,273
Smithfield Foods, Inc.(b)...............        4,400       150,700
                                                       ------------
                                                            642,287
                                                       ------------

FOOTWEAR--1.1%
Reebok International Ltd.(b)............        5,900       151,217
Stride Rite Corp. (The).................       14,200       105,648
Vans, Inc.(b)...........................        2,700        56,268
Wolverine World Wide, Inc...............        3,800        67,640
                                                       ------------
                                                            380,773
                                                       ------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.7%
Harrah's Entertainment, Inc.(b).........        4,000       138,000
Mandalay Resort Group(b)................          700        16,632
Ticketmaster(b).........................        5,800        81,142
                                                       ------------
                                                            235,774
                                                       ------------

GOLD & PRECIOUS METALS MINING--0.2%
Homestake Mining Co.....................        1,500         9,345
Stillwater Mining Co.(b)................        2,400        73,368
                                                       ------------
                                                             82,713
                                                       ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.2%
Pfizer, Inc.............................        1,600        69,280

HEALTH CARE (HOSPITAL MANAGEMENT)--0.1%
Triad Hospitals, Inc.(b)................        1,478        45,448

HEALTH CARE (LONG TERM CARE)--0.0%
Beverly Enterprises, Inc.(b)............          100           730

HEALTH CARE (MANAGED CARE)--1.4%
Conventry Health Care, Inc.(b)..........        1,200        24,636
Humana, Inc.(b).........................        2,000        19,760
Mid Atlantic Medical Services,
Inc.(b).................................        4,700        95,551
UnitedHealth Group, Inc.................        4,000       261,920
US Oncology, Inc.(b)....................       11,700       104,715
                                                       ------------
                                                            506,582
                                                       ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.1%
American Medical Systems Holdings,
Inc.(b).................................          900        11,664

4                      See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                              SHARES      VALUE
                                              -------  ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--CONTINUED
Mentor Corp.............................        7,600  $    174,800
Oakley, Inc.(b).........................        3,900        92,625
Ocular Sciences, Inc.(b)................        2,300        41,400
Respironics, Inc.(b)....................          200         6,348
STERIS Corp.(b).........................        1,700        30,906
VISX, Inc.(b)...........................        1,700        34,425
                                                       ------------
                                                            392,168
                                                       ------------

HEALTH CARE (SPECIALIZED SERVICES)--1.4%
AdvancePCS(b)...........................          900        51,840
Covance, Inc.(b)........................        3,700        60,865
DaVita, Inc.(b).........................        3,200        56,320
Genaissance Pharmaceuticals, Inc.(b)....        1,500        16,890
Omnicare, Inc...........................        4,100        91,020
Pharmaceutical Product Development,
Inc.(b).................................          600        35,730
Quest Diagnostics, Inc.(b)..............        1,600       197,120
TLC Laser Eye Centers, Inc.(b)..........        1,700         8,925
                                                       ------------
                                                            518,710
                                                       ------------

HOMEBUILDING--1.1%
Clayton Homes, Inc......................        6,400        89,088
Horton (D.R.), Inc......................        5,539       134,155
Lennar Corp.............................        3,500       153,195
                                                       ------------
                                                            376,438
                                                       ------------

HOUSEHOLD PRODUCTS (NON-DURABLE)--0.5%
Church & Dwight Co., Inc................        6,900       165,531
INSURANCE (LIFE/HEALTH)--1.3%
AmerUs Group Co.........................        5,300       169,229
Nationwide Financial Services, Inc.
Class A.................................        3,300       135,168
Protective Life Corp....................        5,400       161,568
                                                       ------------
                                                            465,965
                                                       ------------

INSURANCE (PROPERTY-CASUALTY)--0.6%
American Financial Group, Inc...........        1,500        39,885
Old Republic International Corp.........        6,300       182,007
                                                       ------------
                                                            221,892
                                                       ------------

INSURANCE BROKERS--0.2%
Erie Indemnity Co. Class A..............        2,400        71,472

INVESTMENT BANKING/BROKERAGE--0.9%
Lehman Brothers Holdings, Inc...........        2,100       152,775
Merrill Lynch & Co., Inc................        2,700       166,590
                                                       ------------
                                                            319,365
                                                       ------------

                                              SHARES      VALUE
                                              -------  ------------

INVESTMENT MANAGEMENT--0.4%
Stilwell Financial, Inc.................        4,700  $    138,509

IRON & STEEL--1.0%
Maverick Tube Corp.(b)..................        1,500        36,600
Worthington Industries, Inc.............       27,750       331,612
                                                       ------------
                                                            368,212
                                                       ------------

LEISURE TIME (PRODUCTS)--0.5%
Brunswick Corp..........................          700        14,042
Callaway Golf Co........................        3,300        80,058
Harley-Davidson, Inc....................        1,500        69,135
JAKKS Pacific, Inc.(b)..................        2,000        28,660
                                                       ------------
                                                            191,895
                                                       ------------

LODGING-HOTELS--0.8%
Extended Stay America, Inc.(b)..........       10,800       171,180
Hilton Hotels Corp......................       11,000       121,550
                                                       ------------
                                                            292,730
                                                       ------------

MACHINERY (DIVERSIFIED)--1.0%
Caterpillar, Inc........................        3,500       175,700
Ingersoll-Rand Co.......................        3,600       169,200
                                                       ------------
                                                            344,900
                                                       ------------

MANUFACTURING (DIVERSIFIED)--0.9%
Harsco Corp.............................        4,300       121,690
Thermo Electron Corp.(b)................          805        21,220
Tyco International Ltd..................        3,100       165,447
                                                       ------------
                                                            308,357
                                                       ------------

MANUFACTURING (SPECIALIZED)--1.3%
Albany International Corp.(b)...........        7,100       140,722
IKON Office Solutions, Inc..............        7,400        45,880
JLG Industries, Inc.....................        6,500        79,950
Teleflex, Inc...........................        1,100        53,801
York International Corp.................        5,000       151,050
                                                       ------------
                                                            471,403
                                                       ------------

METAL FABRICATORS--0.1%
General Cable Corp......................        4,500        53,595

METALS MINING--0.8%
Arch Coal, Inc..........................        1,200        37,140
CONSOL Energy, Inc......................          800        30,600
Freeport-McMoRan Copper & Gold, Inc.
Class B(b)..............................       15,100       213,816
                                                       ------------
                                                            281,556
                                                       ------------

                       See Notes to Financial Statements                       5

Phoenix-Euclid Market Neutral Fund

                                              SHARES      VALUE
                                              -------  ------------
NATURAL GAS--2.5%
Atmos Energy Corp.......................        4,100  $     92,947
Dynegy, Inc. Class A....................        2,000       115,700
Enron Corp..............................        1,900       119,168
KeySpan Corp............................        4,200       166,740
Sempra Energy...........................       14,000       387,380
                                                       ------------
                                                            881,935
                                                       ------------
OFFICE EQUIPMENT & SUPPLIES--0.8%
Reynolds & Reynolds Co. (The) Class A...       10,700       221,062
Wallace Computer Services, Inc..........        3,800        68,020
                                                       ------------
                                                            289,082
                                                       ------------

OIL & GAS (DRILLING & EQUIPMENT)--2.6%
Cal Dive International, Inc.(b).........        1,400        39,214
Helmerich & Payne, Inc..................          100         5,123
Input/Output, Inc.(b)...................        5,500        61,050
Nabors Industries, Inc.(b)..............        2,800       166,936
Noble Drilling Corp.(b).................        3,300       160,050
Offshore Logistics, Inc.(b).............        4,500       119,250
Parker Drilling Co.(b)..................       33,400       208,750
Schlumberger Ltd........................        2,700       179,010
Unit Corp.(b)...........................          400         8,104
                                                       ------------
                                                            947,487
                                                       ------------
OIL & GAS (EXPLORATION & PRODUCTION)--0.2%
Burlington Resources, Inc...............          200         9,442
Cross Timbers Oil Co....................        1,550        42,083
Magnum Hunter Resources, Inc.(b)........          300         3,360
                                                       ------------
                                                             54,885
                                                       ------------

OIL & GAS (REFINING & MARKETING)--1.6%
Sunoco, Inc.............................        4,500       171,090
Tosco Corp..............................        1,300        59,865
Ultramar Diamond Shamrock Corp..........        4,300       193,973
Valero Energy Corp......................        3,400       163,744
                                                       ------------
                                                            588,672
                                                       ------------

OIL (DOMESTIC INTEGRATED)--2.4%
Conoco, Inc. Class B....................        4,100       124,722
Occidental Petroleum Corp...............       12,800       385,536
USX-Marathon Group......................       10,900       348,364
                                                       ------------
                                                            858,622
                                                       ------------

PAPER & FOREST PRODUCTS--0.4%
Westvaco Corp...........................        5,500       145,090
PERSONAL CARE--0.5%
NBTY, Inc.(b)...........................        8,400       104,160

                                              SHARES      VALUE
                                              -------  ------------
PERSONAL CARE--CONTINUED
Perrigo Co.(b)..........................        7,000  $     83,580
                                                       ------------
                                                            187,740
                                                       ------------

PUBLISHING--0.5%
Martha Stewart Living Omnimedia, Inc.
Class A(b)..............................        2,400        44,232
Scholastic Corp.(b).....................        3,500       146,090
                                                       ------------
                                                            190,322
                                                       ------------

PUBLISHING (NEWSPAPERS)--0.5%
New York Times Co. (The) Class A........        4,100       168,223

RAILROADS--0.8%
Norfolk Southern Corp...................       15,000       296,100

REITS--4.2%
Boston Properties, Inc..................        5,500       217,305
Developers Diversified Realty Corp......       11,200       169,344
Federal Realty Investment Trust.........        6,100       118,950
Liberty Property Trust..................        5,800       167,330
Nationwide Health Properties, Inc.......        3,300        58,245
New Plan Excel Realty Trust.............       23,800       374,850
Reckson Associates Realty Corp..........        7,900       185,729
United Dominion Realty Trust, Inc.......       16,300       208,151
                                                       ------------
                                                          1,499,904
                                                       ------------

RESTAURANTS--2.4%
Brinker International, Inc.(b)..........        4,100       117,670
CBRL Group, Inc.........................        3,400        67,150
Cheesecake Factory, Inc. (The)(b).......          500        19,030
Darden Restaurants, Inc.................        5,000       136,550
Papa John's International, Inc.(b)......          700        19,530
Ruby Tuesday, Inc.......................        5,800       110,490
Ryan's Family Steak Houses, Inc.(b).....        4,200        50,316
Starbucks Corp.(b)......................        8,200       158,670
Tricon Global Restaurants, Inc.(b)......        4,100       183,762
                                                       ------------
                                                            863,168
                                                       ------------

RETAIL (COMPUTERS & ELECTRONICS)--0.5%
Best Buy Co., Inc.(b)...................        1,700        93,585
CDW Computer Centers, Inc.(b)...........          200         8,084
Circuit City Stores-Circuit City
Group...................................        4,000        60,200
                                                       ------------
                                                            161,869
                                                       ------------

RETAIL (DEPARTMENT STORES)--0.9%
Dillard's, Inc. Class A.................        6,300       106,722
Neiman Marcus Group, Inc. (The) Class
A(b)....................................        4,600       149,500
Saks, Inc.(b)...........................        4,900        58,310
                                                       ------------
                                                            314,532
                                                       ------------

6                      See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                              SHARES      VALUE
                                              -------  ------------
RETAIL (DISCOUNTERS)--0.6%
99 Cents Only Stores(b).................        1,700  $     49,266
Family Dollar Stores, Inc...............        6,600       168,366
                                                       ------------
                                                            217,632
                                                       ------------

RETAIL (DRUG STORES)--1.0%
Caremark Rx, Inc.(b)....................        4,100        64,985
Longs Drug Stores Corp..................        5,200       154,180
Walgreen Co.............................        3,400       145,452
                                                       ------------
                                                            364,617
                                                       ------------
RETAIL (FOOD CHAINS)--0.9%
Albertson's, Inc........................        8,000       267,200
Safeway, Inc.(b)........................          800        43,440
Winn-Dixie Stores, Inc..................          400        12,628
                                                       ------------
                                                            323,268
                                                       ------------
RETAIL (GENERAL MERCHANDISE)--0.6%
Kmart Corp.(b)..........................        2,600        26,000
Sears, Roebuck & Co.....................        4,700       173,195
                                                       ------------
                                                            199,195
                                                       ------------

RETAIL (SPECIALTY)--2.8%
AutoZone, Inc.(b).......................        3,300       103,422
Bed Bath & Beyond, Inc.(b)..............        2,600        73,632
Borders Group, Inc.(b)..................        7,300       135,780
Circuit City Stores, Inc. - Carmax
Group(b)................................        1,100        11,110
O'Reilly Automotive, Inc.(b)............        3,000        70,950
Office Depot, Inc.(b)...................       12,300       116,850
Pier 1 Imports, Inc.....................        8,700        96,570
School Specialty, Inc.(b)...............        1,300        29,835
Staples, Inc.(b)........................       10,200       165,954
Trans World Entertainment Corp.(b)......       10,900        97,773
Venator Group, Inc.(b)..................        7,200        95,328
                                                       ------------
                                                            997,204
                                                       ------------

RETAIL (SPECIALTY-APPAREL)--0.4%
TJX Cos., Inc. (The)....................        5,100       159,783

SAVINGS & LOAN COMPANIES--3.0%
Capitol Federal Financial...............       18,400       290,720
GreenPoint Financial Corp...............        5,100       187,680
Independence Community Bank Corp........       13,400       247,900
Washington Mutual, Inc..................        3,400       169,762
Webster Financial Corp..................        5,500       175,230
                                                       ------------
                                                          1,071,292
                                                       ------------
SERVICES (COMMERCIAL & CONSUMER)--1.9%
APAC Customer Services, Inc.(b).........        2,400         8,400

                                              SHARES      VALUE
                                              -------  ------------
SERVICES (COMMERCIAL & CONSUMER)--CONTINUED
Apollo Group, Inc. Class A(b)...........        4,650  $    144,615
Galileo International, Inc..............        3,700        90,354
I-many, Inc.(b).........................        1,700        22,984
ITT Educational Services, Inc.(b).......          500        17,800
Management Network Group, Inc.
(The)(b)................................        3,300        16,368
Pittston Brink's Group..................        5,800       123,540
Profit Recovery Group International,
Inc. (The)(b)...........................        2,300        14,720
SITEL Corp.(b)..........................       19,000        47,690
Superior Energy Services, Inc.(b).......        6,000        71,400
West Corp.(b)...........................        5,500       137,775
                                                       ------------
                                                            695,646
                                                       ------------

SERVICES (COMPUTER SYSTEMS)--0.6%
Bell Microproducts, Inc.(b).............          900         8,100
eFunds Corp.(b).........................          900        17,550
Electronic Data Systems Corp............        2,800       180,600
Ingram Micro, Inc. Class A(b)...........        1,700        24,616
                                                       ------------
                                                            230,866
                                                       ------------

SERVICES (DATA PROCESSING)--1.0%
Ceridian Corp.(b).......................        1,200        21,600
First Data Corp.........................        2,800       188,832
Global Payments, Inc.(b)................        4,700        99,405
Paychex, Inc............................        1,400        48,384
                                                       ------------
                                                            358,221
                                                       ------------

SERVICES (EMPLOYMENT)--1.1%
Administaff, Inc.(b)....................        4,400       106,084
Modis Professional Services, Inc.(b)....       13,500        70,200
On Assignment, Inc.(b)..................        2,900        49,619
Resources Connection, Inc.(b)...........        4,800       127,440
Spherion Corp.(b).......................        4,100        33,497
                                                       ------------
                                                            386,840
                                                       ------------

SPECIALTY PRINTING--0.2%
Topps Co., Inc. (The)(b)................        5,600        55,160

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.9%
Boston Communications Group, Inc.(b)....        5,700        59,508
Sprint Corp. (PCS Group)(b).............        7,300       187,099
UbiquiTel, Inc.(b)......................       14,200        81,650
                                                       ------------
                                                            328,257
                                                       ------------

TELECOMMUNICATIONS (LONG DISTANCE)--0.8%
General Communication, Inc.(b)..........       12,900       122,034
WorldCom, Inc.(b).......................        8,600       156,950
                                                       ------------
                                                            278,984
                                                       ------------

                       See Notes to Financial Statements                       7

Phoenix-Euclid Market Neutral Fund

                                              SHARES      VALUE
                                              -------  ------------
TELEPHONE--1.0%
BellSouth Corp..........................        3,800  $    159,448
Verizon Communications, Inc.............        3,300       181,731
                                                       ------------
                                                            341,179
                                                       ------------

TEXTILES (APPAREL)--0.4%
Nautica Enterprises, Inc.(b)............        3,400        62,458
Tommy Hilfiger Corp.(b).................        6,400        77,184
                                                       ------------
                                                            139,642
                                                       ------------

TEXTILES (HOME FURNISHINGS)--0.2%
Interface, Inc. Class A.................        7,500        57,825

TRUCKERS--0.0%
Werner Enterprises, Inc.................          200         3,980

WASTE MANAGEMENT--0.2%
Republic Services, Inc.(b)..............        3,600        64,800
-------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $29,558,329)                            32,715,492
-------------------------------------------------------------------
FOREIGN COMMON STOCKS--3.8%
BEVERAGES (NON-ALCOHOLIC)--0.5%
Cott Corp. (Canada)(b)..................       19,700       181,043
CHEMICALS (SPECIALTY)--0.1%
Agrium, Inc. (Canada)...................        4,500        51,660

COMPUTERS (HARDWARE)--0.2%
RADWARE Ltd. (Israel)(b)................        4,800        86,976

COMPUTERS (SOFTWARE & SERVICES)--0.0%
Autonomy Corp. PLC ADR (United
Kingdom)(b).............................        1,000         8,950
ELECTRONICS (INSTRUMENTATION)--0.3%
Exfo Electro-Optical Engineering, Inc.
(Canada)(b).............................        2,900        97,672

                                              SHARES      VALUE
                                              -------  ------------

ELECTRONICS (SEMICONDUCTORS)--0.1%
ARM Holdings PLC ADR (United
Kingdom)(b).............................        2,200  $     34,540

GOLD & PRECIOUS METALS MINING--0.7%
Placer Dome, Inc. (Canada)..............       23,300       235,796

INSURANCE (LIFE/HEALTH)--0.7%
Manulife Financial Corp. (Canada).......        9,700       244,149

OIL & GAS (DRILLING & EQUIPMENT)--0.0%
Precision Drilling Corp. (Canada)(b)....          300        12,687

OIL & GAS (EXPLORATION & PRODUCTION)--0.1%
Gulf Indonesia Resources Ltd.
(Indonesia)(b)..........................        2,400        20,760

RAILROADS--0.7%
Canadian Pacific Ltd. (Canada)..........        5,900       231,103

SPECIALTY PRINTING--0.2%
Quebecor World (Canada).................        3,400        84,252

TELECOMMUNICATIONS (LONG DISTANCE)--0.2%
FLAG Telecom Holdings Ltd.
(Bermuda)(b)............................        5,100        31,875
Global Crossing Ltd. (Bermuda)(b).......        2,700        33,831
                                                       ------------
                                                             65,706
                                                       ------------
-------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,101,456)                              1,355,294
-------------------------------------------------------------------

TOTAL INVESTMENTS--95.2%
(IDENTIFIED COST $30,659,785)                            34,070,786(a)

SECURITIES SOLD SHORT--94.5%
(PROCEEDS $32,173,817)                                  (33,818,971)
Other assets and liabilities, net--99.3%                 35,546,062
                                                       ------------
NET ASSETS--100.0%                                     $ 35,797,877
                                                       ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,820,849 and gross depreciation of $1,773,449 for federal income tax purposes. At April 30, 2001, the aggregate cost of securities for federal income tax purposes was $31,023,386.
(b)  Non-income producing.

8                      See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                              SHARES      VALUE
                                              -------  -----------
SECURITIES SOLD SHORT--94.5%

COMMON STOCKS--88.7%

AEROSPACE/DEFENSE--0.4%
Northrop Grumman Corp...................        1,700  $   153,425

AIRLINES--2.0%
Alaska Air Group, Inc...................        7,200      202,680
America West Holdings Corp. Class B.....       10,800      110,268
Delta Air Lines, Inc....................        3,300      145,299
Midwest Express Holdings, Inc...........        8,200      127,018
Northwest Airlines Corp.................        2,100       52,479
UAL Corp................................        2,200       78,144
                                                       -----------
                                                           715,888
                                                       -----------

AUTO PARTS & EQUIPMENT--0.8%
BorgWarner, Inc.........................        1,400       62,342
Goodyear Tire & Rubber Co. (The)........        4,400      108,812
TRW, Inc................................        3,100      119,226
                                                       -----------
                                                           290,380
                                                       -----------
AUTOMOBILES--0.5%
General Motors Corp.....................        3,100      169,911

BANKS (MAJOR REGIONAL)--2.0%
Bank of New York Co., Inc. (The)........        3,000      150,600
Bank One Corp...........................        3,600      135,972
Mellon Financial Corp...................        3,700      151,441
PNC Financial Services Group............        1,400       91,098
Wachovia Corp...........................        3,200      194,560
                                                       -----------
                                                           723,671
                                                       -----------
BANKS (MONEY CENTER)--0.2%
First Union Corp........................        2,500       74,925
BANKS (REGIONAL)--1.4%
Chittenden Corp.........................        4,300      129,000
Commercial Federal Corp.................        6,400      140,160
Hudson United Bancorp...................        4,610      109,534
Valley National Bancorp.................        4,800      138,240
                                                       -----------
                                                           516,934
                                                       -----------
BEVERAGES (ALCOHOLIC)--0.5%
Brown-Forman Corp. Class B..............        2,900      176,320

BEVERAGES (NON-ALCOHOLIC)--0.3%
Coca-Cola Co. (The).....................        2,100       96,999

                                              SHARES      VALUE
                                              -------  -----------

BIOTECHNOLOGY--3.5%
Abgenix, Inc............................        6,700  $   251,250
Aviron..................................          900       44,289
Cell Genesys, Inc.......................        2,000       31,640
COR Therapeutics, Inc...................        4,200      130,200
Corixa Corp.............................          500        7,275
Corvas International Inc................        1,200       12,144
CV Therapeutics, Inc....................          900       42,579
Gene Logic, Inc.........................        5,400       97,740
Genentech, Inc..........................        1,000       52,500
Geron Corp..............................        4,100       56,744
ILEX Oncology, Inc......................        1,100       20,350
Intermune Pharmaceuticals, Inc..........        2,700       83,187
Invitrogen Corp.........................          200       14,102
Lynx Therapeutics, Inc..................        2,400       15,000
Millennium Pharmaceuticals, Inc.........        5,200      193,440
Orchid Biosciences, Inc.................        2,400       10,944
Progenics Pharmaceuticals, Inc..........        3,400       44,472
Texas Biotechnology Corp................        5,800       41,180
Trimeris, Inc...........................        1,400       49,238
Ventana Medical Systems, Inc............        2,200       53,130
                                                       -----------
                                                         1,251,404
                                                       -----------

BROADCASTING (TELEVISION, RADIO & CABLE)--4.2%
Cablevision Systems Corp. Class A.......        1,600      110,000
Chris-Craft Industries, Inc.............        1,700      120,700
Clear Channel Communications, Inc.......        1,600       89,280
Comcast Corp. Special Class A...........        7,000      307,370
Cox Communications, Inc. Class A........        7,300      332,223
Cox Radio, Inc. Class A.................        8,900      229,620
Entercom Communications Corp............        4,900      223,538
Mediacom Communications Corp............        2,900       58,725
Regent Communications, Inc..............        4,500       31,590
                                                       -----------
                                                         1,503,046
                                                       -----------

BUILDING MATERIALS--0.2%
Elcor Corp..............................        3,400       53,550

CHEMICALS--0.9%
Dow Chemical Co. (The)..................        4,600      153,870
IMC Global, Inc.........................       10,700      128,400
Rohm & Haas Co..........................        1,100       37,807
                                                       -----------
                                                           320,077
                                                       -----------

CHEMICALS (DIVERSIFIED)--0.1%
PPG Industries, Inc.....................          800       42,520

                       See Notes to Financial Statements                       9

Phoenix-Euclid Market Neutral Fund

                                              SHARES      VALUE
                                              -------  -----------
CHEMICALS (SPECIALTY)--1.2%
Cytec Industries, Inc...................          900  $    29,439
Eden Bioscience Corp....................        1,200       16,428
Fuller (H.B.) Co........................          400       16,536
Hercules, Inc...........................           14          167
Millennium Chemicals, Inc...............       19,600      329,280
PolyOne Corp............................        5,000       42,250
                                                       -----------
                                                           434,100
                                                       -----------

COMMUNICATIONS EQUIPMENT--0.1%
Anaren Microwave, Inc...................          800       13,600
C-Cube Microsystems, Inc................          400        6,380
Harris Corp.............................          300        8,625
JDS Uniphase Corp.......................          200        4,278
Liberty Digital, Inc....................        4,700       18,847
                                                       -----------
                                                            51,730
                                                       -----------
COMPUTERS (HARDWARE)--1.7%
Compaq Computer Corp....................          200        3,500
Extended Systems, Inc...................          600        6,246
Extreme Networks, Inc...................        5,000      164,500
International Business Machines Corp....        2,800      322,392
NCR Corp................................        2,200      103,422
                                                       -----------
                                                           600,060
                                                       -----------

COMPUTERS (NETWORKING)--0.3%
Avocent Corp............................        3,100       77,159
Cabletron Systems, Inc..................        1,500       23,520
                                                       -----------
                                                           100,679
                                                       -----------

COMPUTERS (PERIPHERALS)--0.5%
Advanced Digital Information Corp.......          700       13,804
SanDisk Corp............................        3,200       85,952
SBS Technologies, Inc...................        3,600       72,000
                                                       -----------
                                                           171,756
                                                       -----------

COMPUTERS (SOFTWARE & SERVICES)--2.4%
Bottomline Technologies, Inc............        1,100        3,927
CNET Networks, Inc......................        2,969       36,430
Commerce One, Inc.......................        6,500       59,930
Complete Business Solutions, Inc........        1,500       16,005
Computer Associates International,
Inc.....................................          500       16,095
E.piphany, Inc..........................          250        2,270
Eclipsys Corp...........................        1,400       28,266
Electronic Arts, Inc....................        1,500       84,930
Intuit, Inc.............................        1,800       57,672

                                              SHARES      VALUE
                                              -------  -----------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
Liberate Technologies, Inc..............        1,900  $    18,601
Manugistics Group, Inc..................        1,600       54,272
NetIQ Corp..............................          400       11,744
Oracle Corp.............................        4,900       79,184
SCM Microsystems, Inc...................          600        6,420
Titan Corp. (The).......................          800       13,360
Transaction Systems Architects, Inc.....       20,600      173,864
Vignette Corp...........................        2,700       18,090
WatchGuard Technologies, Inc............        2,600       18,096
Wind River Systems, Inc.................        5,800      163,096
                                                       -----------
                                                           862,252
                                                       -----------

CONSTRUCTION (CEMENT & AGGREGATES)--0.9%
Martin Marietta Materials, Inc..........        5,400      248,238
Vulcan Materials Co.....................        1,500       69,345
                                                       -----------
                                                           317,583
                                                       -----------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)--0.2%
American Greetings Corp.................        6,200       71,362

CONSUMER FINANCE--0.1%
Household International, Inc............          700       44,814

CONTAINERS & PACKAGING (PAPER)--0.1%
Temple-Inland, Inc......................          400       20,400

ELECTRIC COMPANIES--1.8%
Ameren Corp.............................          400       16,788
Dominion Resources, Inc.................            7          479
Kansas City Power & Light Co............        8,000      208,800
OGE Energy Corp.........................        7,000      154,350
Otter Tail Corp.........................        2,500       67,500
Sierra Pacific Resources................       13,000      208,130
                                                       -----------
                                                           656,047
                                                       -----------

ELECTRICAL EQUIPMENT--2.0%
Active Power, Inc.......................          400        8,940
Advanced Energy Industries, Inc.........          600       20,826
Alliance Fiber Optic Products, Inc......        1,700       14,161
Artesyn Technologies, Inc...............       11,200      169,792
Hubbell, Inc. Class B...................        6,100      168,482
Molex, Inc..............................          100        4,039
Power-One, Inc..........................          100        1,751
Proton Energy Systems, Inc..............        6,500       46,605
Spectra-Physics Laser, Inc..............          800       14,832
Symbol Technologies, Inc................        2,800       88,200
Technitrol, Inc.........................          800       24,064

10                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                              SHARES      VALUE
                                              -------  -----------
ELECTRICAL EQUIPMENT--CONTINUED
Thomas & Betts Corp.....................        7,400  $   152,958
                                                       -----------
                                                           714,650
                                                       -----------
ELECTRONICS (INSTRUMENTATION)--1.0%
Acterna Corp............................        4,100       45,264
Keithley Instruments, Inc...............        1,500       39,825
LTX Corp................................        1,300       34,996
Mechanical Technology, Inc..............        4,100       26,773
MKS Instruments, Inc....................        1,100       27,731
Molecular Devices Corp..................        1,700       32,725
Photon Dynamics, Inc....................        1,300       40,300
Tollgrade Communications, Inc...........        2,200       60,324
Zygo Corp...............................          900       33,030
                                                       -----------
                                                           340,968
                                                       -----------

ELECTRONICS (SEMICONDUCTORS)--1.7%
Alliance Semiconductor Corp.............       14,300      206,063
Applied Micro Circuits Corp.............          800       20,816
Elantec Semiconductor, Inc..............          800       26,576
ESS Technology, Inc.....................        1,200        8,268
Fairchild Semiconductor Corp.
Class A.................................        9,200      166,520
GlobeSpan, Inc..........................        1,900       41,800
MEMC Electronic Materials, Inc..........          100          774
National Semiconductor Corp.............        2,100       60,480
Virata Corp.............................        3,500       47,600
Xilinx, Inc.............................          300       14,241
                                                       -----------
                                                           593,138
                                                       -----------
ENGINEERING & CONSTRUCTION--0.8%
McDermott International, Inc............       13,300      162,393
SBA Communications Corp.................        3,900      132,951
                                                       -----------
                                                           295,344
                                                       -----------

ENTERTAINMENT--0.1%
World Wrestling Federation
Entertainment, Inc......................        2,400       32,712

EQUIPMENT (SEMICONDUCTORS)--0.5%
Brooks Automation, Inc..................        2,200      137,742
Ultratech Stepper, Inc..................          100        2,873
Varian Semiconductor Equipment
Associates, Inc.........................          100        4,555
Veeco Instruments, Inc..................          600       30,126
                                                       -----------
                                                           175,296
                                                       -----------

FINANCIAL (DIVERSIFIED)--1.5%
Markel Corp.............................        1,300      255,125

                                              SHARES      VALUE
                                              -------  -----------
FINANCIAL (DIVERSIFIED)--CONTINUED
Morgan Stanley Dean Witter & Co.........        2,400  $   150,696
State Street Corp.......................        1,100      114,158
                                                       -----------
                                                           519,979
                                                       -----------

FOODS--2.5%
Dreyer's Grand Ice Cream, Inc...........        4,600      118,358
Hain Celestial Group, Inc...............          700       17,514
Heinz (H.J.) Co.........................        7,600      297,540
Quaker Oats Co. (The)...................        3,000      291,000
Tootsie Roll Industries, Inc............        3,811      184,300
                                                       -----------
                                                           908,712
                                                       -----------

FOOTWEAR--0.5%
NIKE, Inc. Class B......................        4,100      171,421

HEALTH CARE (DIVERSIFIED)--0.7%
Allergan, Inc...........................          900       68,400
American Home Products Corp.............        3,000      173,250
                                                       -----------
                                                           241,650
                                                       -----------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.8%
Antigenics, Inc.........................          200        3,468
Cubist Pharmaceuticals, Inc.............        1,600       49,792
Dendreon Corp...........................        3,400       28,730
Guilford Pharmaceuticals, Inc...........        1,000       20,010
Lilly (Eli) & Co........................        1,300      110,500
Matrix Pharmaceutical, Inc..............        3,300       32,703
United Therapeutics Corp................        4,100       49,200
                                                       -----------
                                                           294,403
                                                       -----------

HEALTH CARE (GENERIC AND OTHER)--0.2%
Watson Pharmaceuticals, Inc.............        1,600       79,680

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.5%
Affymetrix, Inc.........................          500       16,525
Bard (C.R.), Inc........................        2,500      110,025
Cyberonics, Inc.........................        1,600       18,240
Guidant Corp............................        2,300       94,300
INAMED Corp.............................        7,700      161,469
Visible Genetics, Inc...................          700       10,619
Zoll Medical Corp.......................        5,200      127,504
                                                       -----------
                                                           538,682
                                                       -----------

HEALTH CARE (SPECIALIZED SERVICES)--0.7%
Arena Pharmaceuticals, Inc..............          200        3,988
Exelixis, Inc...........................        1,600       21,920

                       See Notes to Financial Statements                      11

Phoenix-Euclid Market Neutral Fund

                                              SHARES      VALUE
                                              -------  -----------
HEALTH CARE (SPECIALIZED SERVICES)--CONTINUED
HEALTHSOUTH Corp........................       10,900  $   153,145
Nanogen, Inc............................        2,500       17,500
Symyx Technologies......................        1,600       44,640
                                                       -----------
                                                           241,193
                                                       -----------

HOMEBUILDING--0.5%
Fleetwood Enterprises, Inc..............       13,400      173,396
HOUSEHOLD FURNISHINGS & APPLIANCES--0.5%
Whirlpool Corp..........................        2,900      161,733

HOUSEHOLD PRODUCTS (NON-DURABLE)--0.1%
Procter & Gamble Co. (The)..............          400       24,020
HOUSEWARES--0.6%
Fortune Brands, Inc.....................        6,900      214,935

INSURANCE (LIFE/HEALTH)--2.7%
Delphi Financial Group, Inc. Class A....        5,100      162,027
Jefferson-Pilot Corp....................        3,750      174,975
Lincoln National Corp...................        2,100       96,936
MONY Group, Inc. (The)..................        9,900      348,084
Torchmark Corp..........................        4,400      166,716
                                                       -----------
                                                           948,738
                                                       -----------

INSURANCE (PROPERTY-CASUALTY)--2.4%
Chubb Corp. (The).......................        3,500      233,625
Cincinnati Financial Corp...............        4,200      161,196
Radian Group, Inc.......................           28        2,170
Transatlantic Holdings, Inc.............        2,000      218,040
Trenwick Group Ltd......................        4,300       86,000
Unitrin, Inc............................        4,300      159,745
                                                       -----------
                                                           860,776
                                                       -----------

INSURANCE BROKERS--1.1%
Gallagher (Arthur J.) & Co..............        2,700       68,094
Marsh & McLennan Cos., Inc..............        3,500      337,540
                                                       -----------
                                                           405,634
                                                       -----------

INVESTMENT BANKING/BROKERAGE--1.4%
Goldman Sachs Group, Inc. (The).........        1,500      136,650
Knight Trading Group, Inc...............        2,500       46,250
Legg Mason, Inc.........................        4,800      229,776
Southwest Securities Group, Inc.........        3,800       84,170
                                                       -----------
                                                           496,846
                                                       -----------

                                              SHARES      VALUE
                                              -------  -----------

INVESTMENT MANAGEMENT--0.7%
BlackRock, Inc..........................        4,100  $   138,580
Stewart (W.P) & Co. Ltd.................        4,300      101,480
                                                       -----------
                                                           240,060
                                                       -----------

IRON & STEEL--0.3%
NS Group, Inc...........................        3,300       53,922
USX-U.S. Steel Group....................        3,800       69,958
                                                       -----------
                                                           123,880
                                                       -----------

LEISURE TIME (PRODUCTS)--0.2%
Midway Games, Inc.......................        2,900       28,710
Thor Industries, Inc....................        1,200       27,960
                                                       -----------
                                                            56,670
                                                       -----------

MACHINERY (DIVERSIFIED)--1.2%
Capstone Turbine Corp...................          185        5,421
Deere & Co..............................        3,700      151,959
Terex Corp..............................        5,900      115,640
Timken Co. (The)........................       10,100      172,710
                                                       -----------
                                                           445,730
                                                       -----------

MANUFACTURING (DIVERSIFIED)--1.2%
Minnesota Mining and
Manufacturing Co........................        1,400      166,614
Textron, Inc............................        5,000      265,100
                                                       -----------
                                                           431,714
                                                       -----------

MANUFACTURING (SPECIALIZED)--1.9%
Astec Industries, Inc...................        3,100       58,590
Briggs & Stratton Corp..................        4,700      190,350
Insituform Technologies, Inc............        2,800       96,572
Millipore Corp..........................        3,500      200,725
Sealed Air Corp.........................          900       34,920
SPS Technologies, Inc...................        1,984       96,621
                                                       -----------
                                                           677,778
                                                       -----------

METALS MINING--1.1%
Massey Energy Co........................        5,300      119,303
Optical Cable Corp......................        1,900       25,935
Phelps Dodge Corp.......................        5,600      250,544
                                                       -----------
                                                           395,782
                                                       -----------

NATURAL GAS--1.3%
AGL Resources, Inc......................        7,600      173,660
MCN Energy Group, Inc...................        1,700       44,676

12                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                              SHARES      VALUE
                                              -------  -----------
NATURAL GAS--CONTINUED
NICOR, Inc..............................        4,100  $   160,679
Southern Union Co.......................        4,300       96,105
                                                       -----------
                                                           475,120
                                                       -----------

OFFICE EQUIPMENT & SUPPLIES--0.0%
United Stationers, Inc..................          600       17,082

OIL & GAS (DRILLING & EQUIPMENT)--2.4%
Diamond Offshore Drilling, Inc..........        4,000      175,680
Dril-Quip, Inc..........................        5,800      189,080
Global Industries Ltd...................        7,500      119,850
Halliburton Co..........................        4,100      177,161
Transocean Sedco Forex, Inc.............        3,600      195,408
                                                       -----------
                                                           857,179
                                                       -----------

OIL & GAS (EXPLORATION & PRODUCTION)--0.3%
Forest Oil Corp.........................        2,200       71,610
Stone Energy Corp.......................        1,000       49,700
                                                       -----------
                                                           121,310
                                                       -----------
PAPER & FOREST PRODUCTS--2.9%
Bowater, Inc............................        3,100      150,350
Chesapeake Corp.........................        7,100      172,246
Georgia-Pacific Corp. (Timber Group)....       11,500      340,515
Potlatch Corp...........................        4,400      154,220
Weyerhaeuser Co.........................        3,700      209,161
                                                       -----------
                                                         1,026,492
                                                       -----------

PHOTOGRAPHY/IMAGING--0.6%
Eastman Kodak Co........................        4,900      213,150
PUBLISHING--1.9%
Harcourt General, Inc...................          300       16,446
Houghton Mifflin Co.....................        2,900      131,979
McGraw-Hill Cos., Inc. (The)............        3,400      220,252
Meredith Corp...........................        4,400      166,056
Penton Media, Inc.......................        7,700      151,690
                                                       -----------
                                                           686,423
                                                       -----------
PUBLISHING (NEWSPAPERS)--4.2%
Dow Jones & Co., Inc....................        6,300      341,901
Gannett Co., Inc........................        4,800      309,840
Knight-Ridder, Inc......................        6,400      346,560
Pulitzer, Inc...........................          900       47,205
Scripps (E.W.) Co. (The) Class A........        1,800      115,596
Tribune Co..............................        4,100      172,774

                                              SHARES      VALUE
                                              -------  -----------
PUBLISHING (NEWSPAPERS)--CONTINUED
Washington Post Co. (The) Class B.......          300  $   174,300
                                                       -----------
                                                         1,508,176
                                                       -----------

RAILROADS--0.6%
GATX Corp...............................        5,600      223,160

REITS--2.9%
AMB Property Corp.......................        6,400      159,360
BRE Properties, Inc. Class A............        6,000      169,500
Chateau Communities, Inc................        3,900      121,290
Health Care Property Investors, Inc.....        5,200      187,720
Mack-Cali Realty Corp...................        7,900      211,562
Post Properties, Inc....................        4,500      165,870
                                                       -----------
                                                         1,015,302
                                                       -----------

RESTAURANTS--0.5%
McDonald's Corp.........................        6,100      167,750

RETAIL (COMPUTERS & ELECTRONICS)--0.4%
RadioShack Corp.........................        1,100       33,693
Tweeter Home Entertainment Group,
Inc.....................................        4,900      122,549
                                                       -----------
                                                           156,242
                                                       -----------

RETAIL (DEPARTMENT STORES)--0.5%
Nordstrom, Inc..........................        9,100      167,349

RETAIL (DISCOUNTERS)--1.2%
Consolidated Stores Corp................        6,800       74,800
Dollar General Corp.....................        8,350      137,775
Factory 2-U Stores, Inc.................        1,700       44,285
ShopKo Stores, Inc......................       10,100       80,396
Tuesday Morning Corp....................        6,300       83,223
                                                       -----------
                                                           420,479
                                                       -----------

RETAIL (GENERAL MERCHANDISE)--0.4%
Wal-Mart Stores, Inc....................        3,100      160,394

RETAIL (HOME SHOPPING)--0.5%
Lands' End, Inc.........................        3,800      112,480
ValueVision International, Inc.
Class A.................................        4,200       74,550
                                                       -----------
                                                           187,030
                                                       -----------

RETAIL (SPECIALTY)--1.1%
Claire's Stores, Inc....................        7,200      137,160
Cost Plus, Inc..........................        1,600       38,080

                       See Notes to Financial Statements                      13

Phoenix-Euclid Market Neutral Fund

                                              SHARES      VALUE
                                              -------  -----------
RETAIL (SPECIALTY)--CONTINUED
Electronics Boutique Holdings Corp......        8,200  $   204,016
                                                       -----------
                                                           379,256
                                                       -----------

RETAIL (SPECIALTY-APPAREL)--0.4%
Limited, Inc. (The).....................        9,500      160,740
SAVINGS & LOAN COMPANIES--1.1%
Golden West Financial Corp..............        3,200      187,840
IndyMac Bancorp, Inc....................        1,800       41,220
Washington Federal, Inc.................        6,930      176,784
                                                       -----------
                                                           405,844
                                                       -----------

SERVICES (ADVERTISING/MARKETING)--0.3%
True North Communications, Inc..........        3,100      118,420
SERVICES (COMMERCIAL & CONSUMER)--1.2%
DeVry, Inc..............................        4,400      139,084
Dollar Thrifty Automotive Group, Inc....        1,600       35,360
Frontline Capital Group.................       13,300      119,700
InterDigital Communications Corp........        1,000       12,190
Key3Media Group, Inc....................           50          500
ProsoftTraining.com.....................        2,600        7,956
Ritchie Bros. Auctioneers, Inc..........        1,500       37,800
Sotheby's Holdings, Inc. Class A........        5,000       90,500
                                                       -----------
                                                           443,090
                                                       -----------
SERVICES (COMPUTER SYSTEMS)--0.2%
Computer Sciences Corp..................        2,400       85,512

SERVICES (DATA PROCESSING)--0.5%
Automatic Data Processing, Inc..........        2,800      151,900
National Data Corp......................          700       20,055
                                                       -----------
                                                           171,955
                                                       -----------
SERVICES (EMPLOYMENT)--0.1%
Korn/Ferry International................        1,700       30,600

SHIPPING--0.6%
Sea Containers Ltd. Class A.............        2,900       44,080
Trico Marine Services, Inc..............       12,300      178,104
                                                       -----------
                                                           222,184
                                                       -----------

SPECIALTY PRINTING--0.3%
Valassis Communications, Inc............        3,200      113,120

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.1%
AirGate PCS, Inc........................          500       19,800

                                              SHARES      VALUE
                                              -------  -----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--CONTINUED
Dobson Communications Corp. Class A.....        3,900  $    56,238
Leap Wireless International, Inc........          900       31,374
Nextel Communications, Inc. Class A.....        7,300      118,625
Nextel Partners, Inc. Class A...........        6,900      118,611
Triton PCS Holdings, Inc. Class A.......          500       19,500
VoiceStream Wireless Corp...............          305       32,025
                                                       -----------
                                                           396,173
                                                       -----------

TELECOMMUNICATIONS (LONG DISTANCE)--0.8%
AT&T Corp...............................        7,900      176,012
Commonwealth Telephone Enterprises,
Inc.....................................          300       10,152
IDT Corp................................        2,800       60,620
Net2Phone, Inc..........................        5,300       41,075
                                                       -----------
                                                           287,859
                                                       -----------

TELEPHONE--0.9%
Qwest Communications International,
Inc.....................................        4,700      192,230
SBC Communications, Inc.................        3,100      127,875
                                                       -----------
                                                           320,105
                                                       -----------

TEXTILES (APPAREL)--0.2%
Guess?, Inc.............................        1,100        6,820
Kellwood Co.............................        2,300       49,105
                                                       -----------
                                                            55,925
                                                       -----------

TEXTILES (SPECIALTY)--0.3%
Wellman, Inc............................        6,700      124,955

TRUCKERS --1.1%
CNF, Inc................................        5,000      153,300
United Parcel Service, Inc. Class B.....        4,000      229,800
                                                       -----------
                                                           383,100
                                                       -----------

TRUCKS & PARTS--1.2%
Cummins Engine Co., Inc.................        2,800      115,920
PACCAR, Inc.............................        6,000      291,120
Wabash National Corp....................        1,400       16,814
                                                       -----------
                                                           423,854
                                                       -----------

WATER UTILITIES--0.0%
SJW Corp................................          100        8,070
------------------------------------------------------------------
TOTAL COMMON STOCKS
(PROCEEDS $30,212,733)                                  31,758,753
------------------------------------------------------------------

14                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                              SHARES      VALUE
                                              -------  -----------
FOREIGN COMMON STOCKS--5.8%

COMPUTERS (SOFTWARE & SERVICES)--0.2%
ActivCard SA (France)...................        1,700  $    22,185
Cognos, Inc. (Canada)...................          400        8,144
Fundtech Ltd. (Israel)..................        1,900       19,798
Hummingbird Ltd. (Canada)...............          800       15,200
                                                       -----------
                                                            65,327
                                                       -----------

ENTERTAINMENT--0.4%
News Corp. Ltd. (The) ADR (Australia)...        3,300      126,720

FINANCIAL (DIVERSIFIED)--0.8%
XL Capital Ltd. Class A (Bermuda).......        4,200      297,360

GOLD & PRECIOUS METALS MINING--1.3%
Agnico-Eagle Mines Ltd. (Canada)........       43,300      326,915
Barrick Gold Corp. (Canada).............        9,100      149,604
                                                       -----------
                                                           476,519
                                                       -----------

LODGING-HOTELS--0.6%
Four Seasons Hotels, Inc. (Canada)......        3,400      200,974

OIL & GAS (DRILLING & EQUIPMENT)--0.2%
Petroleum Geo-Services ASA ADR
(Norway)................................        6,500       70,655
OIL & GAS (EXPLORATION & PRODUCTION)--0.3%
Triton Energy Ltd. (Cayman Islands).....        4,900      123,039

                                              SHARES      VALUE
                                              -------  -----------

OIL (INTERNATIONAL INTEGRATED)--0.8%
TotalFina Elf SA ADR (France)...........        3,600  $   269,640

RETAIL (FOOD CHAINS)--0.3%
Companhia Brasileira de Distribuicao
Grupo Pao de Acucar (Brazil)............        4,200      119,490

SERVICES (COMMERCIAL & CONSUMERS)--0.3%
ASE Test Limited (Taiwan)...............        7,700      107,030

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.0%
Vimpel-Communications ADR (Russia)......          300        4,680

TELECOMMUNICATIONS (LONG DISTANCE)--0.6%
BCE, Inc. (Canada)......................        7,600      189,620

Compania Anonima Nacional Telefonos de
Venezuela ADR (Venezuela)...............          400        9,164
                                                       -----------
                                                           198,784
                                                       -----------
------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(PROCEEDS $1,961,084)                                    2,060,218
------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
(PROCEEDS $32,173,817)                    $33,818,971(A)
                                          ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities sold short is comprised of gross appreciation of $2,055,408 and gross depreciation of $3,553,099 for federal income tax purposes. At April 30, 2001, the aggregate proceeds of securities for federal income tax purposes was $32,321,280.

                       See Notes to Financial Statements                      15

Phoenix-Euclid Market Neutral Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2001
                                  (UNAUDITED)

ASSETS
Investment securities at value (Identified cost $30,659,785)  $   34,070,786
Deposits with broker for securities sold short                    36,271,173
Receivables
  Investment securities sold                                       4,238,029
  Dividends and interest                                             127,876
  Receivable from adviser                                              1,043
  Fund shares sold                                                       250
Prepaid expenses                                                       5,564
                                                              --------------
    Total assets                                                  74,714,721
                                                              --------------
LIABILITIES
Securities sold short at value (Proceeds $32,173,817)             33,818,971
Cash overdraft                                                       769,667
Payables
  Investment securities purchased                                  4,106,190
  Fund shares repurchased                                             70,921
  Investment advisory fee                                             27,888
  Dividends on short sales                                            17,429
  Distribution fee                                                    14,852
  Transfer agent fee                                                  14,693
  Financial agent fee                                                  2,110
  Trustees' fee                                                          162
Accrued expenses                                                      73,961
                                                              --------------
    Total liabilities                                             38,916,844
                                                              --------------
NET ASSETS                                                    $   35,797,877
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   53,825,911
Undistributed net investment income                                  210,720
Accumulated net realized loss                                    (20,004,601)
Net unrealized appreciation on investments                         3,411,001
Net unrealized depreciation on securities sold short              (1,645,154)
                                                              --------------
NET ASSETS                                                    $   35,797,877
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $6,071,258)                    585,296
Net asset value per share                                             $10.37
Offering price per share $10.37/(1-5.75%)                             $11.00
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $9,662,811)                    934,885
Net asset value and offering price per share                          $10.34
CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $6,081,023)                    590,765
Net asset value and offering price per share                          $10.29
CLASS I
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $13,982,785)                 1,356,652
Net asset value and offering price per share                          $10.31

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2001
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $      885,556
Dividends                                                            295,672
Foreign taxes withheld                                                (1,644)
                                                              --------------
    Total investment income                                        1,179,584
                                                              --------------
EXPENSES
Investment advisory fee                                              272,703
Distribution fee, Class A                                              9,877
Distribution fee, Class B                                             52,075
Distribution fee, Class C                                             31,814
Financial agent fee                                                   12,726
Custodian                                                             34,885
Printing                                                              31,078
Transfer agent                                                        28,799
Registration                                                          15,884
Trustees                                                              10,669
Professional                                                           1,190
Miscellaneous                                                         13,338
                                                              --------------
    Expenses before dividends on short sales                         515,038
    Dividends on short sales                                         305,068
    Less expenses borne by investment adviser                        (57,669)
                                                              --------------
    Net expenses                                                     762,437
                                                              --------------
NET INVESTMENT INCOME                                                417,147
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                    1,690,202
Net realized gain on securities sold short                         1,039,938
Net change in unrealized appreciation (depreciation) on
  investments                                                        738,089
Net change in unrealized appreciation (depreciation) on
  securities sold short                                           (1,785,973)
                                                              --------------
NET GAIN ON INVESTMENTS                                            1,682,256
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    2,099,403
                                                              ==============

16                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            4/30/01     Year Ended
                                          (Unaudited)    10/31/00
                                          -----------  ------------
FROM OPERATIONS
  Net investment income (loss)            $   417,147  $  1,418,216
  Net realized gain (loss)                  2,730,140    (2,137,303)
  Net change in unrealized appreciation
    (depreciation)                         (1,047,884)   (3,348,437)
                                          -----------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               2,099,403    (4,067,524)
                                          -----------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A             (235,826)     (415,480)
  Net investment income, Class B             (307,407)     (566,873)
  Net investment income, Class C             (188,522)     (406,730)
  Net investment income, Class I             (459,764)     (513,147)
                                          -----------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS          (1,191,519)   (1,902,230)
                                          -----------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (211,218
    and 197,524 shares, respectively)       2,169,476     2,010,550
  Net asset value of shares issued from
    reinvestment of distributions
    (21,674 and 34,119 shares,
    respectively)                             216,742       348,013
  Cost of shares repurchased (358,898
    and 1,453,942 shares, respectively)    (3,669,531)  (14,594,012)
                                          -----------  ------------
Total                                      (1,283,313)  (12,235,449)
                                          -----------  ------------
CLASS B
  Proceeds from sales of shares (22,514
    and 27,101 shares, respectively)          229,240       271,146
  Net asset value of shares issued from
    reinvestment of distributions
    (27,157 and 41,267 shares,
    respectively)                             271,301       420,920
  Cost of shares repurchased (271,581
    and 2,139,353 shares, respectively)    (2,760,318)  (21,245,547)
                                          -----------  ------------
Total                                      (2,259,777)  (20,553,481)
                                          -----------  ------------
CLASS C
  Proceeds from sales of shares (11,416
    and 40,045 shares, respectively)          115,656       421,033
  Net asset value of shares issued from
    reinvestment of distributions
    (17,165 and 33,190 shares,
    respectively)                             170,787       337,208
  Cost of shares repurchased (123,697
    and 1,783,368 shares, respectively)    (1,256,800)  (17,737,711)
                                          -----------  ------------
Total                                        (970,357)  (16,979,470)
                                          -----------  ------------
CLASS I
  Proceeds from sales of shares (151,000
    and 0 shares, respectively)             1,511,468            --
  Net asset value of shares issued from
    reinvestment of distributions
    (46,300 and 50,706 shares,
    respectively)                             459,764       513,147
  Cost of shares repurchased (60,181 and
    671,071 shares, respectively)            (600,000)   (6,593,292)
                                          -----------  ------------
Total                                       1,371,232    (6,080,145)
                                          -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (3,142,215)  (55,848,545)
                                          -----------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (2,234,331)  (61,818,299)
NET ASSETS
  Beginning of period                      38,032,208    99,850,507
                                          -----------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $210,720 AND $985,092, RESPECTIVELY]  $35,797,877  $ 38,032,208
                                          ===========  ============

                       See Notes to Financial Statements                      17

Phoenix-Euclid Market Neutral Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                      -------------------------------------------------------------
                                                      SIX MONTHS                                            FROM
                                                         ENDED             YEAR ENDED OCTOBER 31          INCEPTION
                                                        4/30/01           -----------------------         5/1/98 TO
                                                      (UNAUDITED)          2000            1999           10/31/98
Net asset value, beginning of period                    $10.13            $ 10.68         $ 10.84          $ 11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                            0.13(6)            0.26(6)         0.26             0.09
  Net realized and unrealized gain (loss)                 0.46              (0.55)          (0.29)           (0.59)
                                                        ------            -------         -------          -------
      TOTAL FROM INVESTMENT OPERATIONS                    0.59              (0.29)          (0.03)           (0.50)
                                                        ------            -------         -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment income                   (0.35)             (0.26)          (0.13)              --
                                                        ------            -------         -------          -------
Change in net asset value                                 0.24              (0.55)          (0.16)           (0.50)
                                                        ------            -------         -------          -------
NET ASSET VALUE, END OF PERIOD                          $10.37            $ 10.13         $ 10.68          $ 10.84
                                                        ======            =======         =======          =======
Total return(1)                                           5.95%(3)         (2.65)%         (0.40)%           (4.41)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $6,071             $7,205         $20,648          $39,331

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (excluding dividends on
    short sales, after expense reimbursement)             2.30%(2)          2.33%           2.34%             2.30%(2)
  Operating expenses (including dividends on
    short sales, after expense reimbursement)             3.98%(2)(4)       4.15%(4)        3.88%             3.65%(2)(4)
  Net investment income                                   2.52%(2)          2.63%           1.94%             2.33%(2)
Portfolio turnover rate                                     92%(3)           276%            453%              216%

                                                                                 CLASS B
                                                      -------------------------------------------------------------
                                                      SIX MONTHS                                            FROM
                                                         ENDED             YEAR ENDED OCTOBER 31          INCEPTION
                                                        4/30/01           -----------------------         5/1/98 TO
                                                      (UNAUDITED)          2000            1999           10/31/98
Net asset value, beginning of period                    $10.07            $ 10.62         $ 10.81          $ 11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                            0.09(6)            0.19(6)         0.15             0.06
  Net realized and unrealized gain (loss)                 0.47              (0.55)          (0.26)           (0.59)
                                                        ------            -------         -------          -------
      TOTAL FROM INVESTMENT OPERATIONS                    0.56              (0.36)          (0.11)           (0.53)
                                                        ------            -------         -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment income                   (0.29)             (0.19)          (0.08)              --
                                                        ------            -------         -------          -------
Change in net asset value                                 0.27              (0.55)          (0.19)           (0.53)
                                                        ------            -------         -------          -------
NET ASSET VALUE, END OF PERIOD                          $10.34            $ 10.07         $ 10.62          $ 10.81
                                                        ======            =======         =======          =======
Total return(1)                                           5.55%(3)         (3.38)%         (1.02)%           (4.67)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $9,663            $11,649         $34,290          $47,794

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (excluding dividends on
    short sales, after expense reimbursement)             3.00%(2)          3.03%           3.04%             3.00%(2)
  Operating expenses (including dividends on
    short sales, after expense reimbursement)             4.69%(2)(5)       4.85%(5)        4.58%             4.35%(2)(5)
  Net investment income                                   1.81%(2)          1.94%           1.24%             1.63%(2)
Portfolio turnover rate                                     92%(3)           276%            453%              216%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.33%, 4.35% and 3.69% for the periods ended April 30, 2001, October 31, 2000 and 1998, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 5.01%, 5.05% and 4.39% for the periods ended April 30, 2001, October 31, 2000 and 1998, respectively.
(6)  Computed using average shares outstanding.

18                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS C
                                                      -------------------------------------------------------------
                                                      SIX MONTHS                                            FROM
                                                         ENDED             YEAR ENDED OCTOBER 31          INCEPTION
                                                        4/30/01           -----------------------         5/1/98 TO
                                                      (UNAUDITED)          2000            1999           10/31/98
Net asset value, beginning of period                    $10.04            $ 10.59         $ 10.80          $ 11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                            0.09(6)            0.19(6)         0.19             0.06
  Net realized and unrealized gain (loss)                 0.46              (0.55)          (0.31)           (0.60)
                                                        ------            -------         -------          -------
      TOTAL FROM INVESTMENT OPERATIONS                    0.55              (0.36)          (0.12)           (0.54)
                                                        ------            -------         -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment income                   (0.30)             (0.19)          (0.09)              --
                                                        ------            -------         -------          -------
Change in net asset value                                 0.25              (0.55)          (0.21)           (0.54)
                                                        ------            -------         -------          -------
NET ASSET VALUE, END OF PERIOD                          $10.29            $ 10.04         $ 10.59          $ 10.80
                                                        ======            =======         =======          =======
Total return(1)                                           5.57%(3)         (3.31)%         (1.12)%           (4.76)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $6,081             $6,886         $25,364          $56,874

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (excluding dividends on
    short sales, after expense reimbursement)             3.00%(2)          3.03%           3.04%             3.00%(2)
  Operating expenses (including dividends on
    short sales, after expense reimbursement)             4.69%(2)(4)       4.83%(4)        4.58%             4.35%(2)(4)
  Net investment income                                   1.81%(2)          1.93%           1.24%             1.63%(2)
Portfolio turnover rate                                     92%(3)           276%            453%              216%

                                                                                 CLASS I
                                                      -------------------------------------------------------------
                                                      SIX MONTHS                                            FROM
                                                         ENDED             YEAR ENDED OCTOBER 31          INCEPTION
                                                        4/30/01           -----------------------         5/1/98 TO
                                                      (UNAUDITED)          2000            1999           10/31/98
Net asset value, beginning of period                    $ 10.08           $ 10.62         $ 10.85          $ 11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                             0.14(6)           0.29(6)         0.28             0.14
  Net realized and unrealized gain (loss)                  0.47             (0.54)          (0.28)           (0.63)
                                                        -------           -------         -------          -------
      TOTAL FROM INVESTMENT OPERATIONS                     0.61             (0.25)             --            (0.49)
                                                        -------           -------         -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment income                    (0.38)            (0.29)          (0.23)              --
                                                        -------           -------         -------          -------
Change in net asset value                                  0.23             (0.54)          (0.23)           (0.49)
                                                        -------           -------         -------          -------
NET ASSET VALUE, END OF PERIOD                          $ 10.31           $ 10.08         $ 10.62          $ 10.85
                                                        =======           =======         =======          =======
Total return(1)                                            6.16%(3)        (2.37)%         (0.01)%           (4.32)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $13,983           $12,292         $19,549          $20,846

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (excluding dividends on
    short sales, after expense reimbursement)              2.00%(2)         2.03%           2.04%             2.00%(2)
  Operating expenses (including dividends on
    short sales, after expense reimbursement)              3.66%(2)(5)      3.88%(5)        3.58%             3.35%(2)(5)
  Net investment income                                    2.81%(2)         2.96%           2.24%             2.63%(2)
Portfolio turnover rate                                      92%(3)          276%            453%              216%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 5.01%, 5.03% and 4.39% for the periods ended April 30, 2001, October 31, 2000 and 1998, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 3.96%, 4.11% and 3.39% for the periods ended April 30, 2001, October 31, 2000 and 1998, respectively.
(6)  Computed using average shares outstanding.

                       See Notes to Financial Statements                      19

PHOENIX-EUCLID MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2001 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix-Euclid Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of one investment portfolio: Phoenix-Euclid Market Neutral Fund (the "Fund"). The Fund is a diversified fund and seeks long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

  The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase. Class I shares have no sales charge. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FUTURES CONTRACTS:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss

PHOENIX-EUCLID MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2001 (UNAUDITED) (CONTINUED)

equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments. At April 30, 2001, the Fund had no future contracts outstanding.

G. OPTIONS:

  The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At April 30, 2001, the Fund had no options outstanding.

H. SHORT SALES:

  A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. Dividends paid by the Fund in connection with such short sales are recorded as expenses. At April 30, 2001, the value of securities sold short amounted to $33,818,971 against which collateral of $70,341,959 was held. The collateral includes the deposits with broker for securities sold short and the common stocks held long, as shown in the Schedule of Investments and Securities Sold Short.

I. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited. At April 30, 2001, the Fund had no repurchase agreements.

J. BORROWINGS:

  The Fund is a participant in a Liquidity Line of Credit with The Bank of New York for $100,000,000. The Fund has not had to use the Line of Credit since it became a participant on December 16, 1998. If a Fund uses the Line of Credit, it will be collateralized by that Fund's portfolio.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the Adviser, Euclid Advisers LLC is entitled to a fee at an annual rate of 1.50% of the average daily net assets of the Fund. Euclid Advisers LLC is a wholly-owned subsidiary of Phoenix/Zweig Advisers LLC, which is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). PXP is a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL").

  Effective February 28, 2001, the Adviser has voluntarily agreed to reimburse the Fund to the extent that total expenses (excluding taxes, interest, dividends on short sales, brokerage commissions, 12b-1 fees and extraordinary expenses) exceed 2.00% of the Fund's average daily net assets through February 28, 2002.

  As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $445 for Class A shares and deferred sales charges of $51,818 for Class B shares and $25 for Class C shares for the six months ended April 30, 2001. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each Fund. There is no distribution fee for Class I shares. The Distributor has

PHOENIX-EUCLID MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2001 (UNAUDITED) (CONTINUED)

advised the Fund that of the total amount expensed for the six months ended April 30, 2001, $47,751 was retained by the Distributor and $46,015 was paid out to unaffiliated participants.

  As the Financial Agent of the Fund, PEPCO receives a fee for financial reporting, tax services and oversight of subagent's performance based upon an annual rate of 0.07% of the average daily net assets of the Fund for the first $50 million; 0.06% of such value between $50 million and $200 million; and 0.01% of such value in excess of $200 million.

  PFPC, Inc., a subagent to PEPCO, receives a fee which ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust ("State Street") as sub-transfer agent. For the six months ended April 30, 2001, transfer agent fees were $28,799 of which PEPCO retained $1,217 which is net of fees paid to State Street.

3. PURCHASE AND SALE OF SECURITIES

  During the six months ended April 30, 2001, purchases and sales of investments, excluding short-term securities, repurchase agreements and futures contracts, were as follows:

Purchases...............................  $29,862,123
Sales...................................   33,225,717
Short sales.............................   30,073,998
Purchases to cover short sales..........   32,002,973

  There were no purchases or sales of long-term U.S. Government Securities.

4. OTHER

  As of April 30, 2001, the Fund had one shareholder who individually owned 13.0% of total net assets, who is not affiliated with PHL or PXP.

5. CAPITAL LOSS CARRYOVERS

  At October 31, 2000, the Fund had capital loss carryovers of $9,389,382, $7,745,316 and $5,086,416 expiring in 2006, 2007 and 2008 respectively. These may be used to offset future capital gains.

  This report is not authorized for distribution to prospective investors in the Phoenix-Euclid Market Neutral Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX-EUCLID FUNDS
900 Third Avenue, 31st Floor
New York, New York 10022

TRUSTEES
James Balog
Claire B. Benenson
S. Leland Dill
Philip R. McLoughlin
Donald B. Romans

OFFICERS
Philip R. McLoughlin, Chairman and Chief
  Executive Officer
Martin E. Zweig, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Carlton B. Neel, First Vice President
Nancy G. Curtiss, Treasurer
Marc Baltuch, Secretary

INVESTMENT ADVISER
Euclid Advisors LLC
900 Third Avenue, 31st Floor
New York, New York 10022-4728

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

HOW TO CONTACT US

Mutual Fund Services              1-800-243-1574
Advisor Consulting Group          1-800-243-4361
Text Telephone                    1-800-243-1926
Web site                          www.phoenixinvestments.com

 IMPORTANT NOTICE TO SHAREHOLDERS
 The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

      PHOENIX EQUITY PLANNING CORPORATION
      PO Box 150480
      Hartford CT 06115-0480                                 | PRSRT STD  |
                                                             |U.S. POSTAGE|
                                                             |    PAID    |
                                                             |   ANDREW   |
                                                             | ASSOCIATES |

[LOGO]PHOENIX
      INVESTMENT PARTNERS


      For more information about
      Phoenix mutual funds, please call
      your financial representative or
      contact us at 1-800-243-4361 or
      www.phoenixinvestments.com.








      PXP 2180A (6/01)